OTHER NON-INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
Other Noninterest Expense Tables [Abstract]
Other Noninterest Expense Tables [Text Block]
Other non-interest expense at December 31, comprised:
	2015	2016	2017
	(EUR in millions)
Credit card costs	16	22	32
Hotel running costs	20	20	-
Broker costs	3	3	3
Rental expense	32	31	30
Taxes and duties other than income tax	24	25	25
Promotion and advertising	17	20	20
Third party fees	82	70	85
Commissions on issues of Pillar II & III & ELA	197	54	10
Other provisions	325	60	36
Other	172	130	166
Total	888	435	407